Cash Flow Analysis - Financing Activities, Dividends and Shares (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends [Line Items]
Dividends paid	€ (2,794)	€ (2,459)	€ (2,906)
Proceeds from share capital increase	0	2	0
Proceeds/(payments) of treasury shares and other operations with shareholders and with minority interests	379	1,269	(660)
Operations with other equity holders	(561)	646	656
Undated deeply subordinated securities
Dividends [Line Items]
Operations with other equity holders	2,250	1,000	1,000
Acquisition of undated deeply subordinated securities (Note 15)	(1,779)	0	0
Payments for equity	(473)	0	0
Coupon related to undated deeply subordinated securities
Dividends [Line Items]
Payments for equity	(559)	(354)	(344)
Telefonica Brasil S.A.
Dividends [Line Items]
Proceeds/(payments) of treasury shares and other operations with shareholders and with minority interests	379	0	0
Telefonica, S.A.
Dividends [Line Items]
Proceeds/(payments) of treasury shares and other operations with shareholders and with minority interests	0	0	(645)
Telefónica Deutschland Holding, A.G.
Dividends [Line Items]
Proceeds/(payments) of treasury shares and other operations with shareholders and with minority interests	0	1,275	0
Others
Dividends [Line Items]
Proceeds/(payments) of treasury shares and other operations with shareholders and with minority interests	0	(6)	(15)
Dividends paid by Telefonica, S.A.
Dividends [Line Items]
Dividends paid	(2,048)	(1,904)	(2,395)
Non-controlling interests in Telefonica Brasil, S.A.
Dividends [Line Items]
Dividends paid	(245)	(290)	(216)
Non-controlling interests of Telefonica Deutschland
Dividends [Line Items]
Dividends paid	(238)	(229)	(263)
Noncontrolling interest of Telefonica Centroamerica
Dividends [Line Items]
Dividends paid	(28)	(23)	(27)
Non-controlling Interests Of Telxius Telecom, S.A. y Pontel Participaciones, S.L. [Member]
Dividends [Line Items]
Dividends paid	(231)	0	0
Other Dividends
Dividends [Line Items]
Dividends paid	€ (4)	€ (13)	€ (5)